Fees Summary	Apr. 08, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 414,000
Previously Paid Amount	0.00
Total Fee Amount	63.38
Total Offset Amount	0.00
Net Fee	63.38
Narrative - Max Aggregate Offering Price	$ 414,000
Final Prospectus	true